February 27, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re: A. G. Separate Account A ("Registrant")

AIG Annuity Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 333-70801 and 811-08862

The One Multi-Manager Annuity

Ladies and Gentlemen:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of ("1940 Act") is Post-Effective Amendment No. 4 and Amendment No. 35 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(a) filing is to update the registration statement for the variable annuity product. Pursuant to a Securities and Exchange Commission (the "Commission") no-action letter issued to Great West Life Insurance Company, we discontinued annual updates to the registration statement in 2003, as the product was no longer sold and the number of contract owners had dropped to below 5,000. While this is still the case, because of a number of variable account option changes and a desire to mail the prospectus yearly, we have determined to begin the annual update process again. Please note that because of the format change from typeset documents to documents produced in-house using Microsoft Word, we are not able to mark changes from the 2002 registration statement. We intend to update the financial statements of the Depositor and of the Registrant by May 1, 2009, in a 485(b) filing that will also incorporate any comments the Commission may make.

Please contact me at 713-831-3164 if you have any questions or need more information.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary

cc: Jeff Foor

Office of Insurance Products